One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

STEPHEN FERRARA stephen.ferrara@dechert.com +1 617 728 7147 Direct +1 617 275 8418 Fax

June 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II – Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio, and Goldman Sachs Target Date 2050 Portfolio

Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust II (“Registrant”). This preliminary N-14 is being filed in connection with the reorganization of each of the Madison Target Retirement 2020 Fund, the Madison Target Retirement 2030 Fund, the Madison Target Retirement 2040 Fund, and the Madison Target Retirement 2050 Fund (each, an “Acquired Portfolio”), each a series of Madison Funds, with and into a corresponding portfolio (each, an “Acquiring Portfolio”), each a series of the Registrant, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of substantially all of the liabilities of the Acquired Portfolio.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7147.

Sincerely,

/s/ Stephen Ferrara

Stephen Ferrara